Deferred Compensation - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation annual accrued interest rate	4.00%
Deferred compensation expense	$ 400	$ 500	$ 700	$ 500
Deferred compensation	2,199		2,174	1,463
Research and Development Expenses
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation expense	0	300	400	300
Selling, General, and Administrative Expenses
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation expense	$ 400	$ 200	$ 300	$ 200